UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Chartwell Small Cap Value Fund
 (Class A: CWSVX)
(Class I: CWSIX)

Chartwell Short Duration High Yield Fund
 (Class I: CWFIX)

SEMI-ANNUAL REPORT
April 30, 2016

Chartwell Small Cap Value Fund
Chartwell Short Duration High Yield Fund
Each a series of Investment Managers Series Trust

Table of Contents

Chartwell Small Cap Value Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Chartwell Short Duration High Yield Fund
Schedule of Investments	10
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	18
Supplemental Information	26
Expense Examples	29

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.chartwellmutualfunds.com

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.4%
	BASIC MATERIALS – 3.7%
112,252	Calgon Carbon Corp.	$1,839,810
40,230	Innophos Holdings, Inc.	1,486,901
40,522	Minerals Technologies, Inc.	2,427,268
		5,753,979
	COMMUNICATIONS – 4.4%
30,356	Anixter International, Inc.*	1,891,179
91,130	FTD Cos., Inc.*	2,534,325
62,200	Scholastic Corp.	2,262,836
		6,688,340
	CONSUMER, CYCLICAL – 9.6%
23,500	Deckers Outdoor Corp.*	1,358,535
194,225	Denny's Corp.*	1,920,885
58,555	Essendant, Inc.	1,802,908
21,001	G&K Services, Inc. - Class A	1,483,721
108,685	Knoll, Inc.	2,537,795
21,025	Oxford Industries, Inc.	1,396,480
48,955	Rush Enterprises, Inc. - Class A*	963,924
153,400	TRI Pointe Group, Inc.*	1,779,440
76,065	Wolverine World Wide, Inc.	1,441,432
		14,685,120
	CONSUMER, NON-CYCLICAL – 12.4%
69,015	Cardtronics, Inc.*	2,720,571
19,711	Greatbatch, Inc.*	685,943
62,182	Haemonetics Corp.*	2,016,562
27,510	Lancaster Colony Corp.	3,204,915
34,170	Matthews International Corp. - Class A	1,798,709
39,175	Sanderson Farms, Inc.	3,593,914
120,075	TrueBlue, Inc.*	2,244,202
105,300	VWR Corp.*	2,805,192
		19,070,008
	ENERGY – 1.6%
82,450	RSP Permian, Inc.*	2,523,795

	FINANCIAL – 34.8%
115,843	American Equity Investment Life Holding Co.	1,621,802
60,559	Argo Group International Holdings Ltd.[1]	3,328,928
146,815	BBCN Bancorp, Inc.	2,293,250
84,825	Columbia Banking System, Inc.	2,501,489
102,825	CVB Financial Corp.	1,766,533
49,612	DuPont Fabros Technology, Inc. - REIT	1,975,550
62,246	Education Realty Trust, Inc. - REIT	2,475,523
89,250	Empire State Realty Trust, Inc. - Class A - REIT	1,652,018
85,735	First Industrial Realty Trust, Inc. - REIT	1,966,761

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
112,900	First Midwest Bancorp, Inc.	$2,086,392
138,022	FNB Corp.	1,824,651
100,301	Healthcare Realty Trust, Inc. - REIT	3,037,114
78,112	Kite Realty Group Trust - REIT	2,126,990
23,594	Mid-America Apartment Communities, Inc. - REIT	2,258,182
52,250	PacWest Bancorp	2,088,955
55,775	Pinnacle Financial Partners, Inc.	2,742,457
26,267	PS Business Parks, Inc. - REIT	2,515,328
49,025	Renasant Corp.	1,683,519
76,477	Selective Insurance Group, Inc.	2,654,517
39,700	South State Corp.	2,778,206
34,855	UMB Financial Corp.	1,943,166
121,498	Umpqua Holdings Corp.	1,923,313
52,540	United Bankshares, Inc.	2,032,773
110,025	United Community Banks, Inc.	2,214,803
		53,492,220
	INDUSTRIAL – 19.7%
73,640	Altra Industrial Motion Corp.	2,113,468
64,175	Barnes Group, Inc.	2,085,046
47,832	CLARCOR, Inc.	2,811,087
34,650	Eagle Materials, Inc.	2,568,258
36,843	EnPro Industries, Inc.	2,158,263
83,140	ESCO Technologies, Inc.	3,199,227
109,295	Fabrinet* 1	3,494,161
47,000	Franklin Electric Co., Inc.	1,484,730
32,491	GATX Corp.	1,492,636
63,380	Generac Holdings, Inc.*	2,416,046
108,275	Harsco Corp.	767,670
45,425	ITT Corp.	1,742,957
68,340	Plexus Corp.*	2,853,878
38,250	Saia, Inc.*	1,106,190
		30,293,617
	TECHNOLOGY – 6.0%
148,400	Acxiom Corp.*	3,260,348
64,824	Diodes, Inc.*	1,207,023
60,375	ManTech International Corp. - Class A	2,040,675
67,787	Progress Software Corp.*	1,729,924
213,680	Silicon Graphics International Corp.*	957,287
		9,195,257
	UTILITIES – 6.2%
45,639	Avista Corp.	1,828,755
33,087	Black Hills Corp.	2,004,741

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
52,020	El Paso Electric Co.	$2,346,102
59,313	NorthWestern Corp.	3,371,351
		9,550,949
	TOTAL COMMON STOCKS (Cost $148,860,227)	151,253,285

	SHORT-TERM INVESTMENTS – 4.3%
6,571,657	Fidelity Institutional Government Portfolio, 0.23%[2]	6,571,657

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,571,657)	6,571,657

	TOTAL INVESTMENTS – 102.7% (Cost $155,431,884)	157,824,942
	Liabilities in Excess of Other Assets – (2.7)%	(4,206,554)

	TOTAL NET ASSETS – 100.0%	$153,618,388

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	34.8%
Industrial	19.7%
Consumer, Non-cyclical	12.4%
Consumer, Cyclical	9.6%
Utilities	6.2%
Technology	6.0%
Communications	4.4%
Basic Materials	3.7%
Energy	1.6%
Total Common Stocks	98.4%
Short-Term Investments	4.3%
Total Investments	102.7%
Liabilities in Excess of Other Assets	(2.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $155,431,884)	$157,824,942
Receivables:
Fund shares sold	58,909
Dividends and interest	61,299
Prepaid expenses	14,162
Total assets	157,959,312

Liabilities:
Payables:
Investment securities purchased	4,078,320
Fund shares redeemed	65,564
Advisory fees	88,276
Shareholder servicing fees (Note 8)	1,822
Distribution fees (Note 7)	958
Transfer agent fees and expenses	45,213
Fund administration fees	20,002
Fund accounting fees	13,088
Auditing fees	8,844
Custody fees	3,901
Chief Compliance Officer fees	2,489
Trustees' fees and expenses	910
Accrued other expenses	11,537
Total liabilities	4,340,924

Net Assets	$153,618,388

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$153,915,263
Accumulated net investment income	267,816
Accumulated net realized loss on investments	(2,957,749)
Net unrealized appreciation on investments	2,393,058
Net Assets	$153,618,388

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,922,319
Shares of beneficial interest issued and outstanding	258,043
Redemption price*	15.20
Maximum sales charge (5.75% of offering price)**	0.93
Maximum offering price to public	$16.13

Class I Shares:
Net assets applicable to shares outstanding	$149,696,069
Shares of beneficial interest issued and outstanding	9,779,164
Redemption price	$15.31

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

Investment Income:
Dividends	$1,461,131
Interest	1,790
Total investment income	1,462,921

Expenses:
Advisory fees	721,437
Fund administration fees	77,584
Transfer agent fees and expenses	67,567
Fund accounting fees	34,549
Registration fees	23,429
Custody fees	13,542
Shareholder reporting fees	12,488
Auditing fees	8,703
Legal fees	8,406
Miscellaneous	4,863
Distribution fees (Note 7)	4,732
Chief Compliance Officer fees	3,894
Trustees' fees and expenses	3,166
Shareholder servicing fees (Note 8)	1,893
Insurance fees	856

Total expenses	987,109
Advisory fees waived	(222,985)
Net expenses	764,124
Net investment income	698,797

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(2,773,369)
Net change in unrealized appreciation/depreciation on investments	2,501,689
Net realized and unrealized loss on investments	(271,680)

Net Increase in Net Assets from Operations	$427,117

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$698,797	$868,791
Net realized gain (loss) on investments	(2,773,369)	29,419
Net change in unrealized appreciation/depreciation on investments	2,501,689	(5,637,990)
Net increase (decrease) in net assets resulting from operations	427,117	(4,739,780)

Distributions to Shareholders:
From net investment income:
Class A	(21,975)	-
Class I	(1,093,236)	(421,511)
From net realized gain
Class A	(929)	(10,025)
Class I	(32,491)	(3,168,859)
Total distributions to shareholders	(1,148,631)	(3,600,395)

Capital Transactions:
Net proceeds from shares sold:
Class A	273,503	4,470,578
Class I	17,268,459	39,425,069
Reinvestment of distributions:
Class A	22,468	9,241
Class I	1,047,926	3,408,356
Cost of shares redeemed:
Class A1	(481,522)	(491,117)
Class I2	(16,003,038)	(22,654,793)	[3]
Net increase in net assets from capital transactions	2,127,796	24,167,334

Total increase in net assets	1,406,282	15,827,159

Net Assets:
Beginning of period	152,212,106	136,384,947
End of period	$153,618,388	$152,212,106

Accumulated net investment income	$267,816	$684,230

Capital Share Transactions:
Shares sold:
Class A	18,576	283,602
Class I	1,171,579	2,503,346
Shares reinvested:
Class A	1,546	593
Class I	71,727	217,370
Shares redeemed:
Class A	(33,364)	(31,725)
Class I	(1,090,760)	(1,443,458)
Net increase in capital share transactions	139,304	1,529,728

[1]	Net of redemption fee proceeds of $0 and $10, respectively.
[2]	Net of redemption fee proceeds of $2,684 and $2,592, respectively.
[3]	Amount shown for the year ended October 31, 2015 includes the reversal of redemption fees in the amount of $21,224 from the year ended October 31, 2014.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013		For the Period November 9, 2011* through October 31, 2012
Net asset value, beginning of period	$15.27		$16.16		$15.16	$11.09		$10.00
Income from Investment Operations:
Net investment income [1]	0.05		0.04		0.04	0.02		-	[2]
Net realized and unrealized gain (loss) on investments	(0.04)		(0.55)		1.37	4.05		1.05
Total from investment operations	0.01		(0.51)		1.41	4.07		1.05

Less Distributions:
From net investment income	(0.08)		-		(0.03)	-		-
From net realized gain	-	[2]	(0.38)		(0.39)	-		-
Total distributions	(0.08)		(0.38)		(0.42)	-		-

Redemption fee proceeds[1]	-		-	[2]	0.01	-	[2]	0.04

Net asset value, end of period	$15.20		$15.27		$16.16	$15.16		$11.09

Total return[3]	0.12%	[4]	(3.21)%		9.58%	36.70%		10.90%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,922		$4,141		$304	$14,081		$5,837

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	1.71%	[5]	1.83%		1.95%	3.52%	[6]	24.11%	[5]
After fees waived and other expenses absorbed	1.40%	[5]	1.40%		1.39%	1.41%	[6]	1.40%	[5,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	0.32%	[5]	(0.17)%		(0.33)%	(1.92)%		(22.69)%	[5]
After fees waived and other expenses absorbed	0.63%	[5]	0.26%		0.23%	0.19%		0.02%	[5]

Portfolio turnover rate	13%	[4]	21%		157%	25%		25%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of $1 million or more that are made within 12 months of the date or purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.51%; the ratio of expenses to average net assets after fees waived would have been 1.40%.
[7]	Effective March 16, 2012, the Small Cap Value Fund's Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013		For the Period March 16, 2012* through October 31, 2012
Net asset value, beginning of period	$15.38		$16.30		$15.23	$11.11		$11.28
Income from Investment Operations:
Net investment income[1]	0.07		0.10		0.09	0.07		0.02
Net realized and unrealized gain (loss) on investments	(0.03)		(0.59)		1.40	4.05		(0.19)
Total from investment operations	0.04		(0.49)		1.49	4.12		(0.17)

Less Distributions:
From net investment income	(0.11)		(0.05)		(0.04)	-		-
From net realized gain	-		(0.38)		(0.39)	-		-
Total distributions	(0.11)		(0.43)		(0.43)	-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	0.01	-		-

Net asset value, end of period	$15.31		$15.38		$16.30	$15.23		$11.11

Total return	0.35%	[3]	(3.06)%		10.06%	37.08%		(1.51)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$149,696		$148,071		$136,081	$4,685		$145

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	1.36%	[4]	1.48%		1.61%	3.17%	[5]	17.01%	[4]
After fees waived and other expenses absorbed	1.05%	[4]	1.05%		1.05%	1.06%	[5]	1.05%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	0.67%	[4]	0.17%		(0.01)%	(1.58)%	[6]	(15.62)%	[4]
After fees waived and other expenses absorbed	0.98%	[4]	0.60%		0.55%	0.53%	[6]	0.34%	[4]

Portfolio turnover rate	13%	[3]	21%		157%	25%		25%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.16%; the ratio of expenses to average net assets after fees waived would have been 1.05%.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income (loss) to average net assets before fees waived would have been (1.57%); the ratio of net investment income (loss) to average net assets after fees waived would have been 0.54%.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 94.1%
	BASIC MATERIALS – 2.7%
$547,000	Commercial Metals Co. 6.500%, 7/15/2017	$566,145

	COMMUNICATIONS – 13.0%
600,000	CenturyLink, Inc. 5.625%, 4/1/2020	616,500
125,000	DISH DBS Corp. 5.125%, 5/1/2020	125,938
600,000	Frontier Communications Corp. 8.500%, 4/15/2020	634,500
12,000	IAC/InterActiveCorp 4.875%, 11/30/2018[1]	12,360
600,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	634,500
250,000	T-Mobile USA, Inc. 5.250%, 9/1/2018[1]	255,000
380,000	TEGNA, Inc. 5.125%, 10/15/2019[1]	393,300
		2,672,098
	CONSUMER, CYCLICAL – 7.5%
315,000	General Motors Co. 3.500%, 10/2/2018	325,036
350,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	357,875
601,000	L Brands, Inc. 6.900%, 7/15/2017	638,562
210,000	Lennar Corp. 4.500%, 11/15/2019[1]	218,006
		1,539,479
	CONSUMER, NON-CYCLICAL – 17.9%
295,000	ADT Corp. 4.125%, 4/15/2019	316,388
600,000	Centene Corp. 5.750%, 6/1/2017	618,000
600,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/2018[1]	607,500
400,000	HCA, Inc. 3.750%, 3/15/2019	411,000
550,000	RR Donnelley & Sons Co. 8.600%, 8/15/2016	559,625
540,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	577,800

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$590,000	Universal Health Services, Inc. 7.125%, 6/30/2016	$594,726
		3,685,039
	ENERGY – 12.4%
80,000	DCP Midstream Operating LP 2.500%, 12/1/2017[1]	77,400
600,000	Kinder Morgan Energy Partners LP 5.300%, 9/15/2020	633,170
600,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	625,500
600,000	Sabine Pass LNG LP 7.500%, 11/30/2016	613,875
605,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 8/1/2020[1,2]	605,000
		2,554,945
	FINANCIAL – 21.9%
600,000	Aircastle Ltd. 6.750%, 4/15/2017[3]	619,620
600,000	CIT Group, Inc. 5.000%, 5/15/2017	612,375
530,000	Equinix, Inc. 4.875%, 4/1/2020[1]	551,730
305,000	GFI Group, Inc. 8.375%, 7/19/2018	320,250
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[1]	595,500
600,000	International Lease Finance Corp. 8.750%, 3/15/2017	631,800
620,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1]	576,600
615,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[1]	602,700
		4,510,575
	INDUSTRIAL – 12.2%
600,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	611,250
595,000	Greif, Inc. 6.750%, 2/1/2017	612,850
405,000	Harsco Corp. 5.750%, 5/15/2018	367,031
465,000	SPX FLOW, Inc. 6.875%, 9/1/2017	480,694

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$597,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[3]	$441,780
		2,513,605
	UTILITIES – 6.5%
600,000	AES Corp. 8.000%, 6/1/2020	693,000
600,000	NRG Energy, Inc. 7.625%, 1/15/2018	642,000
		1,335,000
	TOTAL CORPORATE BONDS (Cost $19,519,313)	19,376,886

Number of Shares

	SHORT-TERM INVESTMENTS – 5.4%
1,103,957	Fidelity Institutional Government Portfolio, 0.23%[4]	1,103,957

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,103,957)	1,103,957

	TOTAL INVESTMENTS – 99.5% (Cost $20,623,270)	20,480,843
	Other Assets in Excess of liabilities – 0.5%	107,436

	TOTAL NET ASSETS – 100.0%	$20,588,279

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,239,500.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financial	21.9%
Consumer, Non-cyclical	17.9%
Communications	13.0%
Energy	12.4%
Industrial	12.2%
Consumer, Cyclical	7.5%
Utilities	6.5%
Basic Materials	2.7%
Total Corporate Bonds	94.1%
Short-Term Investments	5.4%
Total Investments	99.5%
Other Assets in Excess of liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $20,623,270)	$20,480,843
Receivables:
Dividends and interest	331,331
Prepaid expenses	7,173
Total assets	20,819,347

Liabilities:
Payables:
Investment securities purchased	167,979
Shareholder servicing fees (Note 8)	1,491
Offering costs - Advisor	20,764
Auditing fees	8,998
Fund accounting fees	8,110
Transfer agent fees and expenses	7,364
Fund administration fees	5,613
Chief Compliance Officer fees	1,788
Custody fees	1,577
Trustees' fees and expenses	615
Accrued other expenses	6,769
Total liabilities	231,068

Net Assets	$20,588,279

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,664,196
Accumulated net investment income	439
Accumulated net realized loss on investments	(933,929)
Net unrealized depreciation on investments	(142,427)
Net Assets	$20,588,279

Class I Shares:
Shares of beneficial interest issued and outstanding	2,185,320
Redemption price	$9.42

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

Investment Income:
Interest	$433,130
Total investment income	433,130

Expenses:
Advisory fees	51,772
Fund accounting fees	23,017
Fund administration fees	20,525
Transfer agent fees and expenses	18,629
Registration fees	17,897
Auditing fees	9,004
Legal fees	8,652
Custody fees	4,282
Chief Compliance Officer fees	3,996
Miscellaneous	3,787
Trustees' fees and expenses	3,233
Shareholder reporting fees	2,179
Distribution fees (Note 7)	690
Insurance fees	638
Shareholder servicing fees (Note 8)	276

Total expenses	168,577
Advisory fees waived	(51,772)
Other expenses absorbed	(50,340)
Net expenses	66,465
Net investment income	366,665

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(927,773)
Net change in unrealized appreciation/depreciation on investments	669,807
Net realized and unrealized loss on investments	(257,966)

Net Increase in Net Assets from Operations	$108,699

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$366,665	$484,567
Net realized gain (loss) on investments	(927,773)	40,986
Net change in unrealized appreciation/depreciation on investments	669,807	(732,096)
Net increase (decrease) in net assets resulting from operations	108,699	(206,543)

Distributions to Shareholders:
From net investment income:
Class A3	(6,697)	(36,726)
Class I	(363,074)	(447,445)
From net realized gains
Class A3	(3,237)	-
Class I	(43,905)	-
Total distributions to shareholders	(416,913)	(484,171)

Capital Transactions:
Net proceeds from shares sold:
Class A3	-	36,500
Class I	23,402,938	9,877,693
Reinvestment of distributions:
Class A3	9,934	36,726
Class I	362,251	417,300
Cost of shares redeemed
Class A1,3	(1,324,940)	(7,071)
Class I2	(22,493,952)	(660,696)
Net increase (decrease) in net assets from capital transactions	(43,769)	9,700,452

Total increase (decrease) in net assets	(351,983)	9,009,738

Net Assets:
Beginning of period	20,940,262	11,930,524
End of period	$20,588,279	$20,940,262

Accumulated net investment income	$439	$3,545

Capital Share Transactions:
Shares sold:
Class A3	-	3,691
Class I	2,384,851	1,000,489
Shares reinvested:
Class A3	1,066	3,758
Class I	39,106	42,786
Shares redeemed
Class A3	(143,996)	(726)
Class I	(2,281,102)	(67,681)
Net increase (decrease) in capital share transactions	(75)	982,317

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0 and $0, respectively.
[2]	Net of redemption fee proceeds of $0 and $0, respectively.
[3]	Class A Shares Liquidated on January 15, 2016

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period July 15, 2014* through October 31, 2014
Net asset value, beginning of period	$9.58		$9.92		$10.00
Income from Investment Operations:
Net investment income[1]	0.17		0.29		0.09
Net realized and unrealized loss on investments	(0.14)		(0.35)		(0.09)
Total from investment operations	0.03		(0.06)		0.00

Less Distributions:
From net investment income	(0.17)		(0.28)		(0.08)
From net realized gain	(0.02)		-		-
Total distributions	(0.19)		(0.28)		(0.08)

Remption fee proceeds[1]	-	[2]	-		-

Net asset value, end of period	$9.42		$9.58		$9.92

Total return[3]	0.40%	[4]	(0.61)%		0.02%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,588		$19,571		$10,580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.66%	[5]	2.15%		2.78%	[5]
After fees waived and expenses absorbed	0.65%	[5]	0.52%	[6]	0.00%	[5,6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.64%	[5]	1.32%		0.10%	[5]
After fees waived and expenses absorbed	3.65%	[5]	2.95%		2.88%	[5]

Portfolio turnover rate	29%	[4]	40%		5%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	The Advisor waived its investment advisory fees and paid all of the Short Duration High Yield Fund’s operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) through January 15, 2015. For the period January 16, 2015 through March 6, 2015, the Advisor agreed to an initial expense limitation which increased by 0.02% per day until each class reached its respective full contractual expense limitations. Please see Note 3 for more information.

See accompanying Notes to Financial Statements.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Value Fund is a diversified fund. The Short Duration High Yield Fund is a non-diversified fund.

The Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012.

The Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2013 through 2015 for the Small Cap Value Fund and for the open tax years ended October 31, 2014 through 2015 for the Short Duration High Yield Fund, and as of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Small Cap Value Fund will make distributions of net investment income and capital gains, if any, at least annually. The Short Duration High Yield Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Small Cap Value and Short Duration High Yield Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.00% and 0.50%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.05% of the average daily net assets of the Small Cap Value Fund’s Class A shares and Class I shares, respectively. This agreement is in effect until February 28, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.00% and 0.65% of the average daily net assets of the Short Duration High Yield Fund’s Class A shares and Class I shares, respectively. This agreement is in effect until February 28, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

In addition, prior to January 15, 2015, the Advisor voluntarily waived its investment advisory fees and paid all of the Short Duration High Yield Fund’s operating expenses (with the same exclusions). For the period January 16, 2015 through March 6, 2015, the Advisor waived its investment advisory fees and paid the Short Duration High Yield Fund’s operating expenses thereafter to the extent necessary to limit the net total annual fund operating expenses (with the same exclusions) for each Class as follows (each an “Initial Expense Limitation”): the Initial Expense Limitation increased to 0.02% of a Class’ average daily net assets on January 16, 2015 and increased by a further 0.02% each day thereafter until a) the Initial Expense Limitation for Class I reached the full contractual expense limitation of 0.65% on February 17, 2015 and b) the Initial Expense Limitation for Class A reached the full contractual expense limitation of 1.00% on March 6, 2015. The Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such periods (the “Voluntary Limitations”).

For the six months ended April 30, 2016, the Advisor waived advisory fees totaling $222,985 for the Small Cap Value Fund. For the six months ended April 30, 2016, the Advisor also waived advisory fees and absorbed other expenses totaling $102,112 for the Short Duration High Yield Fund. Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below.

	Small Cap Value Fund	Short Duration High Yield Fund
2016	$229,602	$-
2017	465,758	-
2018	620,733	176,622
2019	222,985	102,112
Total	$1,539,078	$278,734

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Cost of investments	$155,615,861	$20,629,405

Gross unrealized appreciation	$15,221,757	$179,007
Gross unrealized depreciation	(13,012,676)	(327,569)
Net unrealized appreciation (depreciation) on investments	$2,209,081	$(148,562)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2015, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increase (Decrease)
	Paid in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Small Cap Value Fund	$(18)	$60,040	$(60,022)
Short Duration High Yield Fund	-	2,968	(2,968)

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Undistributed ordinary income	$717,247	$50,666
Undistributed long-term capital gains	-	-
Accumulated earnings	717,247	50,666

Accumulated capital and other losses	-	-
Unrealized depreciation on investments	(292,608)	(818,369)
Total accumulated earnings (deficit)	$424,639	$(767,703)

The tax character of distributions paid during the fiscal year ended October 31, 2015, and fiscal periods ended October 31, 2014 were as follows:

	Small Cap Value Fund		Short Duration High Yield Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$836,909	$303,301	$484,171	$89,428
Net long-term capital gains	2,763,486	233,606	-	-
Total distributions paid	$3,600,395	$536,907	$484,171	$89,428

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2016 and the year ended October 31, 2015, the Small Cap Value Fund received $2,684 and $2,602, respectively, in redemption fees. For the six months ended April 30, 2016 and the year ended October 31, 2015, the Short Duration High Yield Fund received $0 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Small Cap Value Fund	$20,483,582	$19,635,206
Short Duration High Yield Fund	5,526,350	5,760,133

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares. Class I does not pay any distribution fees.

For the six months ended April 30, 2016, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of each Fund’s Class A shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class I does not pay any shareholder servicing fees.

For the six months ended April 30, 2016, shareholder servicing fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2016, in valuing the Funds’ assets carried at fair value:

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$151,253,285	$-	$-	$151,253,285
Short-Term Investments	6,571,657	-	-	6,571,657
Total Investments	$157,824,942	$-	$-	$157,824,942

Short Duration High Yield Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds[2]	$-	$19,376,886	$-	$19,376,886
Short-Term Investments	1,103,957	-	-	1,103,957
Total Investments	$1,103,957	$19,376,886	$-	$20,480,843

[1]	All common stocks held in the Small Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Short Duration High Yield Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

As discussed in a supplement to the Prospectus and Statement of Additional Information dated May 27, 2016, Class A shares of the Small Cap Value Fund will be liquidated on June 30, 2016.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on March 8-10, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Chartwell Investment Partners, LLC (the “Investment Advisor”) with respect to the Chartwell Short Duration High Yield Fund (the “Short Duration Fund”) and the Chartwell Small Cap Value Fund (the “Small Cap Fund,” and together, the “Funds”) series of the Trust for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of the respective Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board met with representatives of the Investment Adviser and considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s final consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Funds, the meeting materials indicated the following:

•	The Short Duration Fund’s return for the one-year period was above the median return of the High Yield Bond Fund Universe, but below the median return of the Peer Group and the BofA Merrill Lynch US High Yield Corporate Cash Payout BB 1-3 Year Index return by 0.72% and 3.84%, respectively. The Board considered the Investment Advisor’s observation that the Fund’s underperformance resulted in part from the Fund’s shorter maturity bonds, which generally underperformed relative to high yield bonds with longer maturities, and significant underperformance by the Fund’s investments in two energy holdings.

•	The Small Cap Fund’s return for the one-year period was below the median returns of the Peer Group, the Small Blend Fund Universe and the Russell 2000 Value Index return by 1.95%, 4.09% and 1.06%, respectively. The Small Cap Fund’s annualized return for the three-year period was above the median returns of the Peer Group and the Russell 2000 Value Index return, but below the median return of the Fund Universe by 1.14%. The Trustees noted the Investment Advisor’s view that Morningstar’s Small Cap Value fund universe would be a more appropriate fund universe for the Fund, and that the Peer Group provides a better basis of comparison for the Fund’s performance than the Small Blend Fund Universe.

Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated as follows:

•	The investment advisory fee (gross of fee waivers) and the total expenses (net of fee waivers) for the Short Duration Fund were below the respective Peer Group and Fund Universe medians.

•	The investment advisory fee (gross of fee waivers) for the Small Cap Fund was above the Peer Group median and the Fund Universe median by 0.10% and 0.15%, respectively. The Fund’s total expenses (net of fee waivers) were below the Peer Group median, but above the Fund Universe median by 0.04%. The Trustees noted, however, that the Fund’s net assets as of December 31, 2015, were significantly less than the median asset size of funds in the Fund Universe.

The Trustees noted that during the year ended December 31, 2015, the Investment Advisor had waived a significant portion of its advisory fees with respect to Small Cap Fund, and had waived all of its advisory fees, in addition to subsidizing certain operating expenses, with respect to the Short Duration Fund. The Board noted that the fee rate charged by the Investment Advisor to the Short Duration Fund was the same as the Investment Advisor’s average fee for separate accounts managed using the Short Duration High Yield strategy. With respect to the Small Cap Fund, the Board noted that the advisory fee was higher than the Investment Advisor’s average fee for separate accounts managed using its Small Cap Value strategy. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the compensation payable to the Investment Advisor pursuant to the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended December 31, 2015. The Board noted that the Investment Advisor had only realized profits with respect to the Small Cap Fund, and determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than investment advisory fees paid to the Investment Advisor), including research made available to it by broker-dealers providing execution services to the Funds, beneficial effects from the review of the Trust’s CCO with respect to the Investment Advisor’s compliance program, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints with respect to either Fund, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Chartwell Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes (Class A only); and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15-4/30/16
Class A	Actual Performance	$1,000.00	$1,001.20	$6.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.91	7.02
Class I	Actual Performance	1,000.00	1,003.50	5.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.64	5.27

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.05% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2016 (Unaudited)

Short Duration High Yield Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15 – 4/30/16
Class I	Actual Performance	$1,000.00	$1,004.00	$3.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.63	3.27

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Chartwell Small Cap Value Fund
Chartwell Short Duration High Yield Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Chartwell Investment Partners, LLC
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Chartwell Small Cap Value Fund - Class A shares	CWSVX	461418 378
Chartwell Small Cap Value Fund - Class I shares	CWSIX	461418 261
Chartwell Short Duration High Yield Fund - Class I shares	CWFIX	46141P 198

Privacy Principles of the Chartwell Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (888) 995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (888) 995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (888) 995-5505. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Chartwell Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 995-5505

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/08/2016